Third Quarter Report
September 30, 2023 (Unaudited)
Variable Portfolio – Partners Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 0.5%
Media 0.5%
John Wiley & Sons, Inc., Class A	71,708	2,665,386
Total Communication Services		2,665,386
Consumer Discretionary 10.0%
Auto Components 2.3%
Adient PLC(a)	67,192	2,465,946
Gentherm, Inc.(a)	4,733	256,813
Modine Manufacturing Co.(a)	147,802	6,761,942
Standard Motor Products, Inc.	93,370	3,139,099
Total		12,623,800
Automobiles 0.5%
Winnebago Industries, Inc.	49,351	2,933,917
Hotels, Restaurants & Leisure 1.7%
Bloomin’ Brands, Inc.	156,957	3,859,573
Cracker Barrel Old Country Store, Inc.	30,511	2,050,339
El Pollo Loco Holdings, Inc.	140,628	1,258,621
Papa John’s International, Inc.	32,001	2,183,108
Total		9,351,641
Household Durables 1.9%
La-Z-Boy, Inc.	120,587	3,723,727
Taylor Morrison Home Corp., Class A(a)	77,694	3,310,541
Tri Pointe Homes, Inc.(a)	113,893	3,114,974
Universal Electronics, Inc.(a)	52,865	478,428
Total		10,627,670
Specialty Retail 0.6%
Designer Brands, Inc.	260,034	3,292,030
Textiles, Apparel & Luxury Goods 3.0%
Carter’s, Inc.	53,175	3,677,051
Gildan Activewear, Inc.	87,541	2,452,024
Oxford Industries, Inc.	31,171	2,996,468
PVH Corp.	34,665	2,652,219
Steven Madden Ltd.	155,999	4,956,088
Total		16,733,850
Total Consumer Discretionary		55,562,908
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.4%
Consumer Staples Distribution & Retail 0.4%
Sprouts Farmers Market, Inc.(a)	50,470	2,160,116
Food Products 1.7%
Cal-Maine Foods, Inc.	66,824	3,235,618
Hain Celestial Group, Inc. (The)(a)	259,499	2,691,005
TreeHouse Foods, Inc.(a)	82,162	3,580,620
Total		9,507,243
Household Products 1.0%
Central Garden & Pet Co., Class A(a)	86,601	3,471,834
Spectrum Brands Holdings, Inc.	26,959	2,112,238
Total		5,584,072
Personal Care Products 1.3%
Coty, Inc., Class A(a)	455,193	4,993,467
Edgewell Personal Care Co.	60,503	2,236,191
Total		7,229,658
Total Consumer Staples		24,481,089
Energy 7.4%
Energy Equipment & Services 2.4%
Dril-Quip, Inc.(a)	229,029	6,451,747
Expro Group Holdings NV(a)	186,576	4,334,160
Helmerich & Payne, Inc.	66,941	2,822,233
Total		13,608,140
Oil, Gas & Consumable Fuels 5.0%
Chord Energy Corp.	14,951	2,423,108
Earthstone Energy, Inc., Class A(a)	228,907	4,633,078
Matador Resources Co.	92,086	5,477,275
Murphy Oil Corp.	93,937	4,260,043
PBF Energy, Inc., Class A	71,288	3,816,047
Range Resources Corp.	95,348	3,090,229
SM Energy Co.	99,565	3,947,752
Total		27,647,532
Total Energy		41,255,672
2	Variable Portfolio – Partners Small Cap Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 14.2%
Banks 12.1%
Ameris Bancorp	78,530	3,014,767
Atlantic Union Bankshares Corp.	68,158	1,961,587
Banc of California, Inc.	180,095	2,229,576
Cadence Bank	129,657	2,751,322
Columbia Banking System, Inc.	85,229	1,730,149
Community Bank System, Inc.	37,485	1,582,242
Eastern Bankshares, Inc.	249,195	3,124,905
Enterprise Financial Services Corp.	69,466	2,604,975
First BanCorp	67,304	1,893,935
First Merchants Corp.	82,108	2,284,245
Glacier Bancorp, Inc.	91,427	2,605,669
Hancock Whitney Corp.	127,864	4,729,689
Lakeland Financial Corp.	18,594	882,471
National Bank Holdings Corp., Class A	119,179	3,546,767
Old National Bancorp	206,990	3,009,635
Pacific Premier Bancorp, Inc.	172,930	3,762,957
Pinnacle Financial Partners, Inc.	43,597	2,922,743
Seacoast Banking Corp. of Florida	237,974	5,225,909
Simmons First National Corp., Class A	107,444	1,822,250
South State Corp.	47,977	3,231,731
Stellar Bancorp, Inc.	8,600	183,352
Texas Capital Bancshares, Inc.(a)	93,121	5,484,827
United Community Banks, Inc.	85,574	2,174,435
Washington Federal, Inc.	93,012	2,382,967
WesBanco, Inc.	85,032	2,076,481
Total		67,219,586
Capital Markets 0.4%
BrightSphere Investment Group, Inc.	119,383	2,314,836
Consumer Finance 0.6%
Green Dot Corp., Class A(a)	76,867	1,070,757
PRA Group, Inc.(a)	105,427	2,025,253
Total		3,096,010
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 1.1%
Compass Diversified Holdings	170,964	3,208,994
MGIC Investment Corp.	182,366	3,043,689
Total		6,252,683
Total Financials		78,883,115
Health Care 7.8%
Biotechnology 1.5%
Alkermes PLC(a)	73,633	2,062,460
BioCryst Pharmaceuticals, Inc.(a)	254,126	1,799,212
Galapagos NV, ADR(a)	87,549	3,024,818
Geron Corp.(a)	598,641	1,269,119
Total		8,155,609
Health Care Equipment & Supplies 3.3%
Angiodynamics, Inc.(a)	76,690	560,604
Avanos Medical, Inc.(a)	106,999	2,163,520
ICU Medical, Inc.(a)	51,822	6,167,336
Integer Holdings Corp.(a)	46,383	3,637,818
Lantheus Holdings, Inc.(a)	33,437	2,323,203
Orthofix Medical, Inc.(a)	158,157	2,033,899
SurModics, Inc.(a)	49,833	1,599,141
Total		18,485,521
Health Care Providers & Services 1.9%
AdaptHealth Corp.(a)	246,803	2,245,907
ModivCare, Inc.(a)	25,612	807,034
NeoGenomics, Inc.(a)	166,574	2,048,860
Owens & Minor, Inc.(a)	87,915	1,420,707
Pediatrix Medical Group, Inc.(a)	194,740	2,475,146
Premier, Inc.	72,584	1,560,556
Total		10,558,210
Health Care Technology 0.6%
NextGen Healthcare, Inc.(a)	134,017	3,180,223
Pharmaceuticals 0.5%
ANI Pharmaceuticals, Inc.(a)	48,697	2,827,348
Total Health Care		43,206,911

Variable Portfolio – Partners Small Cap Value Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 25.6%
Aerospace & Defense 1.6%
AAR Corp.(a)	56,029	3,335,406
Mercury Systems, Inc.(a)	147,871	5,484,536
Total		8,819,942
Air Freight & Logistics 0.6%
HUB Group, Inc., Class A(a)	41,540	3,262,551
Building Products 3.7%
Apogee Enterprises, Inc.	84,925	3,998,269
Armstrong World Industries, Inc.	44,025	3,169,800
AZZ, Inc.	103,212	4,704,403
PGT, Inc.(a)	159,409	4,423,600
Quanex Building Products Corp.	147,336	4,150,455
Total		20,446,527
Commercial Services & Supplies 4.1%
ABM Industries, Inc.	81,457	3,259,094
Brady Corp., Class A	67,910	3,729,617
Deluxe Corp.	128,057	2,418,997
MillerKnoll, Inc.	111,408	2,723,926
OPENLANE, Inc.(a)	140,528	2,096,678
SP Plus Corp.(a)	233,663	8,435,234
Total		22,663,546
Construction & Engineering 1.1%
Granite Construction, Inc.	103,331	3,928,645
Great Lakes Dredge & Dock Corp.(a)	242,688	1,934,223
Total		5,862,868
Electrical Equipment 2.6%
EnerSys	56,975	5,393,823
GrafTech International Ltd.	448,127	1,716,327
Regal Rexnord Corp.	36,324	5,189,973
Thermon(a)	74,798	2,054,701
Total		14,354,824
Ground Transportation 1.6%
ArcBest Corp.	27,619	2,807,471
Marten Transport Ltd.	149,767	2,951,908
Werner Enterprises, Inc.	73,820	2,875,289
Total		8,634,668
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 6.8%
Albany International Corp., Class A	37,971	3,276,138
Astec Industries, Inc.	92,441	4,354,895
CIRCOR International, Inc.(a)	126,712	7,064,194
Columbus McKinnon Corp.	54,848	1,914,744
Desktop Metal, Inc., Class A(a)	247,127	360,805
Enerpac Tool Group Corp.	65,627	1,734,522
Hillenbrand, Inc.	78,282	3,312,111
REV Group, Inc.	309,389	4,950,224
SPX Technologies, Inc.(a)	96,595	7,862,833
Tennant Co.	2,092	155,122
Terex Corp.	51,948	2,993,244
Total		37,978,832
Professional Services 3.3%
CBIZ, Inc.(a)	57,869	3,003,401
Conduent, Inc.(a)	939,669	3,270,048
CSG Systems International, Inc.	60,905	3,113,464
KBR, Inc.	71,694	4,225,645
Korn/Ferry International	31,262	1,483,069
MAXIMUS, Inc.	43,502	3,248,729
Total		18,344,356
Trading Companies & Distributors 0.2%
Titan Machinery, Inc.(a)	43,869	1,166,038
Total Industrials		141,534,152
Information Technology 7.4%
Communications Equipment 1.2%
ADTRAN Holdings, Inc.	237,304	1,953,012
AudioCodes Ltd.	138,934	1,404,623
Netscout Systems, Inc.(a)	111,565	3,126,051
Total		6,483,686
Electronic Equipment, Instruments & Components 3.2%
Belden, Inc.	100,239	9,678,076
FARO Technologies, Inc.(a)	38,349	584,055
Knowles Corp.(a)	222,698	3,298,157
Methode Electronics, Inc.	105,019	2,399,684
Plexus Corp.(a)	19,772	1,838,401
Total		17,798,373

4	Variable Portfolio – Partners Small Cap Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.6%
Perficient, Inc.(a)	54,746	3,167,604
Semiconductors & Semiconductor Equipment 0.8%
Diodes, Inc.(a)	15,750	1,241,730
Kulicke & Soffa Industries, Inc.	70,662	3,436,293
Total		4,678,023
Software 1.6%
Cognyte Software Ltd.(a)	274,236	1,319,075
OneSpan, Inc.(a)	34,048	366,016
Progress Software Corp.	90,860	4,777,419
Verint Systems, Inc.(a)	100,167	2,302,839
Total		8,765,349
Total Information Technology		40,893,035
Materials 7.8%
Chemicals 2.7%
Ecovyst, Inc.(a)	328,854	3,235,923
Element Solutions, Inc.	151,710	2,975,033
Minerals Technologies, Inc.	54,758	2,998,548
Orion SA	145,417	3,094,474
Sensient Technologies Corp.	46,166	2,699,788
Total		15,003,766
Construction Materials 0.6%
Summit Materials, Inc., Class A(a)	112,441	3,501,413
Containers & Packaging 1.8%
Greif, Inc., Class A	45,313	3,027,362
Myers Industries, Inc.	160,808	2,883,287
Silgan Holdings, Inc.	88,561	3,817,865
Total		9,728,514
Metals & Mining 2.7%
Alamos Gold, Inc., Class A	285,123	3,219,039
Compass Minerals International, Inc.	159,267	4,451,512
Kaiser Aluminum Corp.	42,193	3,175,445
MP Materials Corp.(a)	82,519	1,576,113
Ryerson Holding Corp.	78,976	2,297,412
Total		14,719,521
Total Materials		42,953,214
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 8.9%
Diversified REITs 0.8%
Empire State Realty Trust, Inc., Class A	550,689	4,427,540
Health Care REITs 0.9%
CareTrust REIT, Inc.	156,755	3,213,477
Physicians Realty Trust	143,321	1,747,083
Total		4,960,560
Hotel & Resort REITs 0.9%
Pebblebrook Hotel Trust	216,425	2,941,216
Sunstone Hotel Investors, Inc.	238,759	2,232,396
Total		5,173,612
Industrial REITs 1.6%
STAG Industrial, Inc.	176,782	6,100,747
Terreno Realty Corp.	42,789	2,430,415
Total		8,531,162
Office REITs 2.2%
Brandywine Realty Trust	159,365	723,517
Cousins Properties, Inc.	77,079	1,570,099
Equity Commonwealth	550,561	10,113,806
Total		12,407,422
Real Estate Management & Development 0.4%
DigitalBridge Group, Inc.	129,972	2,284,908
Residential REITs 0.9%
Elme Communities	164,895	2,249,168
UMH Properties, Inc.	199,254	2,793,541
Total		5,042,709
Retail REITs 0.8%
Kite Realty Group Trust	193,911	4,153,574
Specialized REITs 0.4%
Four Corners Property Trust, Inc.	109,727	2,434,842
Total Real Estate		49,416,329
Utilities 3.4%
Electric Utilities 1.7%
Allete, Inc.	58,252	3,075,705
OGE Energy Corp.	88,608	2,953,305
PNM Resources, Inc.	78,275	3,491,848
Total		9,520,858

Variable Portfolio – Partners Small Cap Value Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.9%
New Jersey Resources Corp.	59,708	2,425,936
Spire, Inc.	45,708	2,586,159
Total		5,012,095
Multi-Utilities 0.8%
Avista Corp.	45,899	1,485,750
Northwestern Energy Group, Inc.	54,831	2,635,178
Total		4,120,928
Total Utilities		18,653,881
Total Common Stocks (Cost $601,240,653)		539,505,692

Rights 0.0%

Health Care 0.0%
Biotechnology 0.0%
Aduro Biotech CVR(a),(b),(c),(d)	4,550	4,869
Total Health Care		4,869
Rights (continued)
Issuer	Shares	Value ($)
Industrials —%
Passenger Airlines —%
American Airlines Escrow(a),(b),(d)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		4,869

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(e),(f)	10,755,469	10,752,242
Total Money Market Funds (Cost $10,751,623)		10,752,242
Total Investments in Securities (Cost: $611,992,276)		550,262,803
Other Assets & Liabilities, Net		3,578,663
Net Assets		553,841,466

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2023, the total value of these securities amounted to $4,869, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2023, the total market value of these securities amounted to $4,869, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Aduro Biotech CVR	10/21/2021	4,550	—	4,869

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	12,303,713	80,246,597	(81,797,430)	(638)	10,752,242	1,510	642,993	10,755,469
6	Variable Portfolio – Partners Small Cap Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2023 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
CVR	Contingent Value Rights
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Small Cap Value Fund | Third Quarter Report 2023	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7058_12_B01_(11/23)